Investment Objectives and Goals	Oct. 31, 2025
Zevenbergen Growth Fund Series
Prospectus [Line Items]
Risk/Return [Heading]	Zevenbergen Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zevenbergen Growth Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Zevenbergen Genea Fund
Prospectus [Line Items]
Risk/Return [Heading]	Zevenbergen Genea Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zevenbergen Genea Fund’s (the “Fund”) investment objective is long-term capital appreciation.